CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Interest and dividend income
Loans	$ 4,691	$ 5,027
Interest-earning deposits and other	67	32
Securities	861	998
Total interest income	5,619	6,057
Interest expense
Deposits	667	700
Federal Home Loan Bank advances and other	342	435
Total interest expense	1,009	1,135
Net interest income	4,610	4,922
Provision for loan losses	697
Net interest income after provision for loan losses	3,913	4,922
Non-interest income
Service fee income	287	324
Rental income	75	71
Earnings on bank-owned life insurance	195	200
Gains on sale of securities	123	182
Other real estate owned gains	756	(49)
Other	80	129
Total non-interest income	1,516	857
Non-interest expense
Compensation and employee benefits	2,361	2,392
Occupancy expense	730	755
Data processing expense	348	352
Advertising and promotion	53	68
Professional and regulatory	502	334
Postage and supplies	96	113
Bank security	120	120
Federal deposit insurance	235	210
Other real estate owned loss expense	42	69
Other	548	463
Total non-interest expense	5,035	4,876
Income before income taxes	394	903
Income tax expense (benefit)	(1,708)
Net Income	$ 2,102	$ 903
Earnings per share
Basic and diluted (in dollars per share)	$ 0.96	$ 0.39